Employee compensation and benefits - Net assets/(liabilities) recognised on the balance sheet in respect of defined benefit plans (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	$ 6,186	$ 8,662
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	32,267	51,534
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(26,081)	(42,849)
Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	0	(23)
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	6,478	9,131
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	32,171	51,431
Pension Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(25,693)	(42,277)
Pension Plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	0	(23)
Healthcare Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(292)	(469)
Healthcare Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	96	103
Healthcare Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(388)	(572)
Healthcare Plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	0	0
Total employee benefit liabilities (within Note 27 ‘Accruals, deferred income and other liabilities’)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(1,096)	(1,607)
Total employee benefit assets (within Note 22 ‘Prepayments, accrued income and other assets’)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	$ 7,282	$ 10,269